Basis of preparation	6 Months Ended
Jun. 30, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The unaudited condensed consolidated interim financial statements of the Group as of and for the six months ended 30 June 2025 have been prepared in accordance and in compliance with International Accounting Standard 34 Interim Financial Reporting (IAS 34) as issued by the International Accounting Standards Board (IASB). Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS® Accounting Standards (IFRS) as issued by the IASB, have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Group’s audited annual consolidated financial statements for the year ended 31 December 2024, and accompanying notes, which have been prepared in accordance with IFRS as issued by the IASB and as adopted by the European Union (the “EU”).
The accounting policies and basis of preparation adopted in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements issued for the year ended 31 December 2024, except for the adoption of new and amended accounting standards effective as of 1 January 2025. The Group has not early adopted any other standards, interpretations or amendments that have been issued but are not yet effective. The unaudited condensed consolidated interim financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand unless otherwise indicated.
In the opinion of the Group’s management, these unaudited condensed consolidated interim financial statements contain all normal recurring adjustments necessary to present fairly the financial position and results of operations of the Group for each of the periods presented. The condensed consolidated statement of financial position as of 31 December 2024 was derived from the consolidated financial statements at that date.
During the six months ended 30 June 2025, the Group reassessed its method for measuring progress toward satisfaction of performance obligations related to out-license contracts. Specifically, the Group transitioned from an input method to an output method for recognizing revenue associated with upfront payments and development milestones. This transition reflects updated expectations regarding the timing and value of goods and services transferred to customers, in light of evolving regulatory and operational developments. This has been accounted for prospectively as a change in estimate in accordance with IAS 8. The net effect in the six months ended 30 June 2025 resulted in an increase of $17.5 million in revenue related to development services (see Note 5 —Revenue for additional details).
In preparing these unaudited condensed consolidated interim financial statements, management has made judgments and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group´s consolidated financial statements issued for the year ended 31 December 2024.
The estimates and associated assumptions are based on information available when the consolidated financial statements are prepared, historical experience and other factors that are considered to be relevant. Judgments and assumptions involving key estimates are primarily made in relation to the measurement and recognition of revenue, the valuation of derivative financial liabilities, the valuation of deferred tax assets, and the purchase price allocation with respect to the asset acquisition. Actual results may differ from these estimates.
2.1 Asset Acquisition

On 4 June 2025, the Company completed the acquisition of Xbrane Biopharma AB's ("Xbrane") research and development operations and the biosimilar candidate XB003 (referencing Cimzia), further expanding the Company's development capabilities, and establishing a footprint in the Swedish life science sector. The purchase price for the acquisition amounts to SEK 275 million (approximately $28.9 million) consisting of a cash payment for SEK 116.5 million, SEK 5.7 million in short-term liabilities, and the assumption of SEK 152.8 million in convertible debt. The Group incurred SEK 14.3 million of transaction costs as part of the asset acquisition. The creditors agreed to accept payment for SEK 152.8 million of the debt in exchange of 1,295,507 shares of the Company upon close of the transaction.

The Company determined that this acquisition did not qualify as a business combination in accordance with IFRS 3 Business Combinations and therefore was accounted for as an asset acquisition. Most of the fair value of the acquired assets is attributable to a single identifiable asset which is the in-process research and development biosimilar candidate. The purchase consideration for this acquisition was allocated based on their relative fair values as follows:

In-process research and development	28,204
Property, plant and equipment	2,364
Right-of-use assets	5,870
Other assets	1,144
Lease liabilities	(5,870)
Other liabilities	(3,266)
Net assets acquired	28,445